Revenue from services and Costs of Services (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from services and Costs of Services
Fees and commissions	R$ (903,777)	R$ (582,919)	R$ (471,983)
Cost of POS sales and other fees	(106,125)	(171,199)	(84,602)
Depreciation / amortization	(279,522)	(245,138)	(218,093)
Personnel, technology, system and other	(469,434)	(426,936)	(311,833)
Total	R$ (1,758,858)	R$ (1,426,192)	R$ (1,086,511)